Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

March 6, 2013

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Pioneer Series Trust II
Registration Statement on Form N-14
(File No. )

Ladies and Gentlemen:

On behalf of our client, Pioneer Series Trust II (the “Registrant”), a Delaware statutory trust, we are hereby filing a combined information statement and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed reorganization of Pioneer Select Mid Cap Growth Fund, a series of Pioneer Series Trust I, with Pioneer Growth Opportunities Fund, a series of the Registrant.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  It is proposed that this filing will become effective on April 5, 2013 pursuant to Rule 488.

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz